Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation

(a)           Principles of Consolidation:

The Company’s consolidated financial statements include the accounts of Attitude Drinks Incorporated and its wholly-owned subsidiary, Attitude Drink Company, Inc., and majority owned subsidiary, Attitude Beer Holding Co. All material intercompany balances and transactions have been eliminated as well as the recording of applicable minority interest transactions to eliminate minority ownerships implications including consolidation adjustments.

Use of Estimates

(b)           Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimate included in the Company’s financial statements is the following: Fair value of the Company’s financial instruments that are required to be carried at fair value. The Company uses all available information and appropriate techniques to develop its estimates, including the use of outside consultants. However, actual results could differ from the Company’s estimates.

Business Segment and Geographic Information

(c)            Business Segment and Geographic Information:

The Company currently operates in one dominant industry segment that it has defined as the sports-recovery drink industry. However, its next two products will enter into the functional milk category. Presently, there is no international business, although the Company may pursue the sale of its products in international markets during the next fiscal year. In addition, the Company’s subsidiary at the time opened its first World of Beer franchise location in Connecticut in late January, 2015, and ABH plans to open additional locations in the New England areas based on available financing capital.

Cash and Cash Equivalents	(d) Cash and Cash Equivalents: The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents.
Inventories

(e)            Inventories:

Inventories, which consist of finished goods and raw materials, are stated at the lower of cost on the first in, first-out method or market. Further, the Company’s inventories are perishable. The Company estimates for each fiscal quarter any unsalable inventory reserves based upon a specific identification basis. The components of inventories as of March 31, 2015 and March 31, 2014 are below:

	March 31, 2015	March 31, 2014

World of Beer	$88,235	$—
Finished goods- Phase III	116,901	74,197
Less reserve for obsolescence	(90,000)	(44,107)
Less reserve for abandoned inventory	(2,339)	—

Total inventories	$112,797	$30,090

Fixed Assets

(f)            Fixed Assets:

Fixed assets are stated at cost. Depreciation is computed using the straight-line method over a period of ten years for furniture and certain bar equipment, three years for corporate computer equipment and purchased software plus five years for World of Beer computer and point of sale systems. Maintenance, repairs and minor renewals are charged directly to expenses as incurred. Additions and betterments to property and equipment are capitalized. When assets are disposed of, the related cost and accumulated depreciation thereon are removed from the accounts, and any resulting gain or loss is included in the statement of operations. Leasehold improvements for the World of Beer location are depreciated over the life of the lease or twenty years. See footnote 4 for more details.

Capitalized Pre-Opening Expenses - World of Beer

(g)          Capitalized Pre-Opening Expenses – World of Beer

Certain pre-opening expenses such as capitalized franchise fees, interest, legal costs, startup and organization costs are recorded as long term assets and are amortized over fifteen years unless certain capitalized costs have a shorter life period to amortize. Any incurred costs that are at best uncertain and fail to satisfy the suggested measurability test for accounting recognition as an asset are expensed.

	2015	2014
Propery Description	Amount	Amount

Pre-opening labor costs	$66,734	$—
Franchise fees	45,000	—
Training fees	28,857	—
Legal fees	22,615	—
Start-up costs	19,557	—
Other	25,181	—
Accumulated amortization	(3,885)	—

Total	$204,059	$—

Amortization expense amounted to $3,885 and $0 for the years ended March 31, 2015 and March 31, 2014, respectively.

Trademarks

(h)           Trademarks:

Trademarks are being amortized on a straight-line basis over fifteen years. The following table summarizes the components of the Company’s trademarks:

	March 31, 2015	March 31, 2014

Trademark costs	$32,151	$32,151
Less accumulated amortization	(27,614)	(27,317)
Total Trademarks - Net	$4,537	$4,834

Amortization expense amounted to $297 and $407 for the years ended March 31, 2015 and March 31, 2014, respectively.

Impairment of Long-Lived Assets

(i)             Impairment of Long-Lived Assets:

Our long-lived assets consist principally of trademarks, furniture and equipment. We evaluate the carrying value and recoverability of our long-lived assets when circumstances warrant such evaluation by applying the provisions of the FASB Accounting Standards Codification which requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value. See the note above (g) for further explanation.

Financial Instruments

(j)            Financial Instruments:

Financial instruments, as defined in the FASB Accounting Standards Codification, consist of cash, evidence of ownership in an entity and contracts that both (i) impose on one entity a contractual obligation to deliver cash or another financial instrument to a second entity, or to exchange other financial instruments on potentially unfavorable terms with the second entity, and (ii) conveys to that second entity a contractual right (a) to receive cash or another financial instrument from the first entity, or (b) to exchange other financial instruments on potentially favorable terms with the first entity. Accordingly, our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, notes payable, derivative financial instruments, convertible debt and redeemable preferred stock that we have concluded the notes payable and derivative financial instruments are more akin to debt than equity.

Derivative financial instruments, as defined in the FASB Accounting Standards Codification, consist of financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, prior to February 21, 2013, derivative financial instruments were measured at fair value and recorded as liabilities or, in rare instances, assets. Fair value represents the price at which the property would change hands between a hypothetical willing and able buyer and a hypothetical willing and able seller acting at arm’s length in an open and unrestricted market, when neither is under compulsion to buy or sell and when both have reasonable knowledge of the relevant facts.

We generally do not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, we have entered into certain other financial instruments and contracts, such as debt financing arrangements, redeemable preferred stock arrangements and freestanding warrants with features that are either (i) not afforded equity classification, (ii) embody risks not clearly and closely related to host contracts, or (iii) may be net-cash settled by the counterparty. As required by the FASB Accounting Standards Codification, these instruments, prior to February 21, 2013, were required to be carried as derivative liabilities, at fair value, in our financial statements as we were allowed to elect fair value measurement of the hybrid financial instruments, on a case-by-case basis, rather than bifurcate the derivative. We believed that fair value measurement of the various hybrid convertible promissory notes financing arrangements prior to February 21, 2013 provided a more meaningful presentation of that financial instrument.

Fair Value of Financial Instruments - Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. We believe that the carrying amounts of the financial instruments approximate their respective current fair values due to their relatively short maturities.

Pursuant to the requirements of the Fair Value Measurements and Disclosures Topic of the FASB Codification, the Company’s financial assets and liabilities measured at fair value on a recurring basis are classified and disclosed in one of the following three categories:

Level 1: Financial instruments with unadjusted quoted prices listed on active market exchanges.

Level 2: Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over the counter traded financial instruments. The prices for the financial instruments are determined using prices for recently traded financial instruments with similar underlying terms as well as directly or indirectly observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3: Financial instruments that are not actively traded on a market exchange. This category includes situations where there is little, if any, market activity for the financial instrument. The prices are determined using significant unobservable inputs or valuation techniques.

All cash and cash equivalents are considered Level 1 measurements for all periods presented. We do not have any financial instruments classified as Level 2. We have recorded a conversion feature liability in regards to a convertible note issued in the twelve months ended March 31, 2015, which are Level 3 and are further described below in note 6.

The Company carries cash and cash equivalents, inventory, and accounts payable and accrued expense at historical cost which approximates the fair value because of the short-term nature of these instruments.

Revenue Recognition
(k)	Revenue Recognition:

The Company recognizes revenue in accordance with the FASB Accounting Standards Codification. Revenue is recognized when there is persuasive evidence of an arrangement, delivery has occurred or services have been rendered, the sales price is determinable, and collectability is reasonably assured. Revenues are recognized pursuant to formal revenue arrangements with the Company’s customers, at contracted prices, when the Company’s product is delivered to their premises, and collectability is reasonably assured. The Company extends merchantability warranties to its customers on its products but otherwise does not afford its customers with rights of return. Warranty costs have been insignificant to date. In determining revenue recognition for products shipped to this customer, the Company follows the guidance in ASC 605, “Revenue Recognition” (“ASC 605”).

The Company’s revenue arrangements often provide for industry-standard slotting fees where the Company makes cash payments to the respective customer to obtain rights to place the Company’s products on their retail shelves for a stipulated period of time. We did record slotting fees for $ 0 and $875 for the years ended March 31, 2015 and 2014, respectively, which are recorded as reductions to the reported revenues. The Company also engages in other promotional discount and complimentary programs in order to enhance its sales activities. The Company believes its participation in these arrangements is essential to ensuring continued volume and revenue growth in the competitive marketplace. These payments, discounts, allowances and complimentary products are recorded as reductions to the Company’s reported revenue and were $17,631 and $8.002 for the year ended March 31, 2015 and March 31, 2014 respectively.

Shipping and Handling Costs
(l)	Shipping and Handling Costs:

Shipping and handling costs incurred to deliver products to our customers are included as a component of cost of sales. These costs amounted to $6,989 and $22,119 for the year ended March 31, 2015 and March 31, 2014, respectively.

Income Taxes
(m)	Income Taxes:

We utilize the liability method of accounting for income taxes. Under the liability method, deferred tax assets and liabilities are determined based on the differences between the financial reporting basis and the tax basis of the assets and liabilities and are measured using enacted tax rates and laws that will be in effect, when the differences are expected to reverse. An allowance against deferred tax assets is recognized, when it is more likely than not, that such tax benefits will not be realized. We have recorded a 100% valuation allowance against net deferred tax assets due to uncertainty of their realization. The Company’s open tax years are from 2009 through 2015.

Our practice is to recognize interest and/or penalties related to income tax matters in income tax expense. For the year ended March 31, 2015 and 2014, we had no accrued interest or penalties related to income taxes. We currently have no federal or state tax examinations in progress.

Loss Per Common Share
(n)	Loss Per Common Share:

Our basic loss per common share is computed by dividing loss applicable to common stockholders by the weighted average number of common shares outstanding during the reporting period. Diluted loss per common share is computed similar to basic loss per common share except that diluted loss per common share includes dilutive common stock equivalents, using the treasury stock method, and assumes that the convertible debt instruments were converted into common stock upon issuance, if dilutive. For the year ended March 31, 2015 and 2014, respectively, potential common shares arising from the our stock warrants, stock options, convertible preferred stock and convertible debt and accrued interest payable amounted to 18,770,207,129 shares for 2015 and 5,724,704,499 shares for 2014 and were not included in the computation of diluted loss per share because their effect was anti-dilutive.

Recent Accounting Pronouncements Affecting the Company
o)	Recent Accounting Pronouncements Affecting the Company:

In May 2014, the FASB issued the FASB Accounting Standards Update No. 2014-09 “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”)

This guidance amends the existing FASB Accounting Standards Codification, creating a new Topic 606, Revenue from Contracts with Customer. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that core principle, an entity should apply the following steps:

1.	Identify the contract(s) with the customer

2.	Identify the performance obligations in the contract

3.	Determine the transaction price

4.	Allocate the transaction price to the performance obligations in the contract

5.	Recognize revenue when (or as) the entity satisfies a performance obligations

The ASU also provides guidance on disclosures that should be provided to enable financial statement users to understand the nature, amount, timing and uncertainty of revenue recognition and cash flows arising from contracts with customers. Qualitative and quantitative information is required about the following:

1.	Contracts with customers – including revenue and impairments recognized, disaggregation of revenue and information about contract balances and performance obligations (including the transaction price allocated to the remaining performance obligations)

2.	Significant judgments and changes in judgments – determining the timing of satisfaction of performance obligations (over time or at a point in time) and determining the transaction price and amounts allocated to performance obligations

3.	Assets recognized from the costs to obtain or fulfill a contract.

ASU 2014-09 is effective for periods beginning after December 15, 2016, including interim reporting periods within that reporting period for all public entities. Early application is not permitted.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

In August, 2014, the Financial Accounting Standards Board issued an ASU that contained guidance for the disclosure of uncertainties about an entity’s ability to continue as a going concern. There is no impact on the Company through the adoption of this update as the Company has always provided such required disclosures on doubt about the entity’s ability to continue as a going concern for one year from the date of completion of the audit..

In November, 2014, the Financial Accounting Standards Board issued an ASU that contained guidance about derivatives and hedging and determining whether the host contract in a hybrid financial instrument issued in the form of a share is more akin to debt or to equity. There are predominantly two methods used in current practice by issuers and investors in evaluating whether the nature of the host contract within a hybrid instrument issued in the form of a share is more akin to debt or to equity. This ASU is to eliminate the use of different methods in practice. As the Company utilizes the services of an outside professional specialty firm for such valuations, the Company believes there is no change needed for this update.

In February, 2015, the Financial Accounting Standards Board issued an ASU that contained guidance about Consolidation (Topic 810) and amendments to the consolidation analysis. These provisions provide amendments to limited partnerships and similar legal entities. As ABH owns the 51% majority of the World of Beer location in West Hartford which is an LLC corporation, the Company believes there is no change needed for this update.

Advertising Costs
(p)	Advertising Costs

Advertising costs are charged to operations when incurred and are included in operating expenses. Advertising costs for the years ended March 31, 2015 and 2014 were $1,540 and $17,732, respectively.

Concentration of Sales to Certain Clients
(q)	Concentration of Sales to Certain Clients

During fiscal 2014-2015, the Company had Phase III sales to one primary client that represented 93% of total revenues in the amount of $66,027. We had an outstanding receivable balance of $3,839 from this entity at March 31, 2015. The rest of our gross sales of $753,895 originated from ABH’s World of Beer location in West Hartford, Connecticut.

Related Parties
(r)	Related Parties

The Company follows subtopic 850-10 of the FASB Accounting Standards Codification for the identification of related parties and disclosure of related party transactions.

Pursuant to Section 850-10-20 the Related parties include (a) affiliates of the Company; (b) Entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of Section 825–10–15, to be accounted for by the equity method by the investing entity; (c) trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; (d) principal owners of the Company; (e) management of the Company; (f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and (g) Other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The consolidated financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: (a) the nature of the relationship(s) involved; (b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the consolidated financial statements; (c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and d. amounts due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Commitment and Contingencies
(s)	Commitment and Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred, and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position and results of operations or cash flows.